Foreign Exchange (Gain) Loss, Net - Schedule of Foreign Exchange Gain Loss Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (312)	$ (131)		$ (827)
Realized Foreign Exchange (Gain) Loss	138	(50)		423
Total	(174)	(181)	[1]	(404)	[1]
U.S. Dollar Debt Issued From Canada
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	(230)	(194)		(800)
Other
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [Line Items]
Unrealized Foreign Exchange (Gain) Loss	$ (82)	$ 63		$ (27)

[1]	See Note 3(w) for revisions to comparative results.